SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

Principles of Consolidation—The accompanying consolidated financial statements include the accounts of ADSC and all subsidiaries in which the Company has a controlling financial interest. Controlling financial interest is determined by a majority ownership interest and the absence of substantive third party participating rights. All intercompany transactions have been eliminated.

In accordance with Accounting Standards Codification (“ASC”) 860, “Transfers and Servicing,” and ASC 810, “Consolidation,” the Company is the primary beneficiary of World Financial Network Credit Card Master Trust (“Master Trust”), World Financial Network Credit Card Master Note Trust (“Master Trust I”) and World Financial Network Credit Card Master Trust III (“Master Trust III”) (collectively, the “WFN Trusts”), and World Financial Capital Master Note Trust (the “WFC Trust”). The Company is deemed to be the primary beneficiary for the WFN Trusts and the WFC Trust, as it is the servicer for each of the trusts and is a holder of the residual interest. The Company, through its involvement in the activities of these trusts, has the power to direct the activities that most significantly impact the economic performance of such trusts, and the obligation (or right) to absorb losses (or receive benefits) of the trusts that could potentially be significant. As such, the Company consolidates these trusts in its consolidated financial statements.

For investments in any entities in which the Company owns 50% or less of the outstanding voting stock but in which the Company has significant influence over operating and financial decisions, the Company applies the equity method of accounting. In cases where the Company's equity investment is less than 20% and significant influence does not exist, such investments are carried at cost.

Cash and Cash Equivalents	Cash and Cash Equivalents—The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Accounts Receivable, net

Accounts Receivable, net—Accounts receivable, net consist primarily of amounts receivable from customers, which are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable. The Company analyzes the appropriateness of its allowance for doubtful accounts based on its assessment of various factors, including historical experience, the age of the accounts receivable balance, customer creditworthiness, current economic trends, and changes in its customer payment terms and collection trends. Account balances are charged-off against the allowance after all reasonable means of collection have been exhausted and the potential for recovery is considered remote.

Credit Card and Loan Receivables

Credit Card and Loan Receivables—The Company sells a majority of the credit card receivables originated by Comenity Bank to WFN Credit Company, LLC, which in turn sells them to the WFN Trusts as part of a securitization program. The Company also sells certain of its credit card receivables originated by Comenity Capital Bank to World Financial Capital Credit Company, LLC which in turn sells them to the WFC Trust. The credit card receivables sold to each of the trusts are restricted for securitization investors. Credit card and loan receivables consist of credit card and loan receivables held for investment. All new originations of credit card and loan receivables are deemed to be held for investment at origination because management has the intent and ability to hold them for the foreseeable future. Management makes judgments about the Company’s ability to fund these credit card and loan receivables through means other than securitization, such as money market deposits, certificates of deposit and other borrowings. In determining what constitutes the foreseeable future, management considers the short average life and homogenous nature of the Company’s credit card and loan receivables. In assessing whether these credit card and loan receivables continue to be held for investment, management also considers capital levels and scheduled maturities of funding instruments used. Management believes that the assertion regarding its intent and ability to hold credit card and loan receivables for the foreseeable future can be made with a high degree of certainty given the maturity distribution of the Company’s money market deposits, certificates of deposit and other funding instruments; the historic ability to replace maturing certificates of deposits and other borrowings with new deposits or borrowings; and historic credit card payment activity. Due to the homogenous nature of the Company’s credit card and loan receivables, amounts are classified as held for investment on an individual client portfolio basis.

Credit Card and Loan Receivables Held for Sale

Credit Card and Loan Receivables Held for Sale—Credit card and loan receivables held for sale are determined on an individual client portfolio basis. The Company carries these assets at the lower of aggregate cost or fair value. The fair value of the credit card and loan receivables held for sale is determined on an aggregate homogeneous portfolio basis. The Company continues to recognize finance fees on these credit card and loan receivables on the accrual basis. Cash flows associated with credit card portfolios that are purchased with the intent to sell are included in cash flows from operating activities. Cash flows associated with credit card and loan receivables originated or purchased for investment are classified as investing cash flows, regardless of a subsequent change in intent.

Transfers of Financial Assets

Transfers of Financial Assets—The Company accounts for transfers of financial assets under ASC 860, “Transfers and Servicing,” as either sales or financings. Transfers of financial assets that result in sales accounting are those in which (1) the transfer legally isolates the transferred assets from the transferor, (2) the transferee has the right to pledge or exchange the transferred assets and no condition both constrains the transferee’s right to pledge or exchange the assets and provides more than a trivial benefit to the transferor and (3) the transferor does not maintain effective control over the transferred assets. If the transfer of financial assets does not meet these criteria, the transfer is accounted for as a financing. Transfers of financial assets that are treated as sales are removed from the Company’s accounts with any realized gain or loss reflected in earnings during the period of sale.

Allowance for Loan Loss

Allowance for Loan Loss—The Company maintains an allowance for loan loss at a level that is appropriate to absorb probable losses inherent in credit card and loan receivables. The estimate of the allowance for loan loss covers uncollectible principal as well as unpaid interest and fees. The allowance for loan loss is evaluated monthly for appropriateness.

In estimating the allowance for principal loan losses, management utilizes a migration analysis of delinquent and current credit card and loan receivables. Migration analysis is a technique used to estimate the likelihood that a credit card or loan receivable will progress through the various stages of delinquency and to charge-off. The allowance is maintained through an adjustment to the provision for loan loss. Charge-offs of principal amounts, net of recoveries are deducted from the allowance.

In estimating the allowance for uncollectible unpaid interest and fees, the Company utilizes historical charge-off trends, analyzing actual charge-offs for the prior three months. The allowance is maintained through an adjustment to finance charges, net.

In evaluating the allowance for loan loss for both principal and unpaid interest and fees, management also considers factors that may impact loan loss experience, including seasoning and growth, account collection strategies, economic conditions, bankruptcy filings, policy changes, payment rates and forecasting uncertainties.

Redemption Settlement Assets, Restricted

Redemption Settlement Assets, Restricted—The cash and investments related to the redemption fund for the AIR MILES Reward Program are subject to a security interest which is held in trust for the benefit of funding redemptions by collectors. These assets are restricted to funding rewards for the collectors by certain of the Company’s sponsor contracts. The investments are stated at fair value, with the unrealized gains and losses, net of tax, reported as a component of accumulated other comprehensive loss, as the investments are classified as available-for-sale. As a result of the adoption of ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities,” on January 1, 2018, the changes in the fair value of equity securities are recognized through net income.

Property and Equipment

Property and Equipment—Furniture, equipment, computer software and development, buildings and leasehold improvements are carried at cost, less accumulated depreciation and amortization. Land is carried at cost and is not depreciated. Depreciation and amortization for furniture, equipment and buildings are computed on a straight-line basis, using estimated lives ranging from two to twenty-one years. Software development is capitalized in accordance with ASC 350-40, “Intangibles – Goodwill and Other – Internal–Use Software,” and is amortized on a straight-line basis over the expected benefit period, which ranges from two to seven years. Leasehold improvements are amortized over the remaining lives of the respective leases or the remaining useful lives of the improvements, whichever is shorter. Long-lived assets are tested for impairment when events or conditions indicate that the carrying value of an asset may not be fully recoverable from future cash flows.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets—Goodwill and indefinite lived intangible assets are not amortized, but are reviewed at least annually for impairment or more frequently if circumstances indicate that an impairment is probable, using the market comparable and discounted cash flow methods. Separable intangible assets that have finite useful lives are amortized over those useful lives.

Derivative Instruments

Derivative Instruments—The Company uses derivatives to manage its exposure to various financial risks. The Company does not enter into derivatives for trading or other speculative purposes. Certain derivatives used to manage the Company’s exposure to foreign currency exchange rate movements are not designated as hedges and do not qualify for hedge accounting.

Derivatives Designated as Hedging Instruments—The Company assesses both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in the hedging transaction, including net investment hedges, have been highly effective in offsetting changes in the cash flows or remeasurement of the hedged items and whether the derivatives may be expected to remain highly effective in future periods.

The Company discontinues hedge accounting prospectively when (1) it determines that the derivative is no longer highly effective in offsetting changes in cash flow of the hedged item; (2) the derivative expires or is sold, terminated, or exercised; (3) it is no longer probable that the forecasted transaction will occur; or (4) it determines that designating the derivative as a hedging instrument is no longer appropriate.

Changes in the fair value of derivative instruments designated as hedging instruments, excluding any ineffective portion, are recorded in other comprehensive income (loss) until the hedged transactions affect net income. The ineffective portion of this hedging instrument is recognized through net income when the ineffectiveness occurs.

Derivatives not Designated as Hedging Instruments—Certain foreign currency exchange forward contracts are not designated as hedges as they do not meet the specific hedge accounting requirements of ASC 815, “Derivatives and Hedging.” Changes in the fair value of the derivative instruments not designated as hedging instruments are recorded in the consolidated statements of income as they occur.

Net Investment Hedges—The Company uses Euro-denominated debt to hedge a portion of its net investment in foreign subsidiaries against adverse movements in exchange rates. The effective portion of the foreign currency gains and losses related to the Euro-denominated debt is reported in accumulated other comprehensive loss in the Company’s consolidated balance sheets. The gains or losses will be subsequently reclassified into net income when the hedged net investment is either sold or substantially liquidated.

Other Investments

Other Investments—Other investments consist of marketable securities and U.S. Treasury bonds and are included in other current assets and other non-current assets in the Company’s consolidated balance sheets. The investments are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of tax, reported as a component of accumulated other comprehensive loss. As a result of the adoption of ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities,” on January 1, 2018, the changes in the fair value of equity securities are recognized through net income.

Revenue Recognition

Revenue Recognition—Effective January 1, 2018, the Company adopted ASC 606, “Revenue from Contracts with Customers,” applying the modified retrospective method to those contracts that were not completed as of January 1, 2018. The Company recognizes revenues when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In that determination, under ASC 606, the Company follows a five-step model that includes: (1) determination of whether a contract, an agreement between two or more parties that creates legally enforceable rights and obligations, exists; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when (or as) the performance obligation is satisfied.

Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historic accounting under ASC 605. ASC 606 does not apply to financial instruments and other contractual rights or obligations.

See Note 3, “Revenue,” for more information about the Company’s revenue and the associated timing and basis of revenue recognition.

Earnings Per Share

Earnings Per Share—Basic earnings per share is based only on the weighted average number of common shares outstanding, excluding any dilutive effects of options or other dilutive securities. Diluted earnings per share are based on the weighted average number of common and potentially dilutive common shares (dilutive stock options, unvested restricted stock and other dilutive securities outstanding during the year).

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(In millions, except per share amounts)
Numerator:
Income from continuing operations	$945.5	$769.2	$480.2
Less: Income attributable to non-controlling interest	—	—	1.8
Less: Accretion of redeemable non-controlling interest	—	—	83.5
Income from continuing operations attributable to common stockholders	945.5	769.2	394.9
Income from discontinued operations, net of tax	17.6	19.5	37.4
Net income attributable to common stockholders	$963.1	$788.7	$432.3

Denominator:
Weighted average shares, basic	54.9	55.7	58.6
Weighted average effect of dilutive securities:
Net effect of dilutive stock options and unvested restricted stock	0.2	0.2	0.3
Denominator for diluted calculation	55.1	55.9	58.9

Basic income attributable to common stockholders per share:
Income from continuing operations	$17.24	$13.82	$6.73
Income from discontinued operations	$0.32	$0.35	$0.64
Net income attributable to common stockholders per share	$17.56	$14.17	$7.37

Diluted income attributable to common stockholders per share:
Income from continuing operations	$17.17	$13.75	$6.71
Income from discontinued operations	$0.32	$0.35	$0.63
Net income attributable to common stockholders per share	$17.49	$14.10	$7.34

For the year ended December 31, 2016, the Company adjusted the carrying amount of the redeemable non-controlling interest by $83.5 million. Effective April 1, 2016, the Company acquired the remaining 20% interest in BrandLoyalty to bring its ownership percentage to 100%.

For the years ended December 31, 2018, 2017 and 2016, a de minimis amount of restricted stock units was excluded from each calculation of weighted average dilutive common shares as the effect would have been anti-dilutive.

Currency Translation

Currency Translation—The assets and liabilities of the Company’s subsidiaries outside the U.S. are translated into U.S. dollars at the rates of exchange in effect at the balance sheet dates, primarily from Canadian dollars and Euros. Income and expense items are translated at the average exchange rates prevailing during the period. Gains and losses resulting from currency transactions are recognized currently in income and those resulting from translation of financial statements are included in accumulated other comprehensive loss. The Company recognized net foreign currency transaction gains of $0.6 million for the year ended December 31, 2018, losses of $9.1 million for the year ended December 31, 2017, and gains of $3.4 million for the year ended December 31, 2016.

Leases

Leases —Rent expense on operating leases is recorded on a straight-line basis over the term of the lease agreement and includes executory costs.

Effective January 1, 2019, the Company adopted ASC 842, “Leases.” For additional information regarding the impact of the new leases standard, see "Recently Issued Accounting Standards.”

Marketing and Advertising Costs

Marketing and Advertising Costs—The Company participates in various marketing and advertising programs, including collaborative arrangements with certain clients. The cost of marketing and advertising programs is expensed in the period incurred. The Company has recognized marketing and advertising expenses, including on behalf of its clients, of $244.5 million, $236.8 million and $235.9 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Stock Compensation Expense

Stock Compensation Expense—The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation.” Under the fair value recognition provisions, stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized ratably over the requisite service period.

Management Estimates

Management Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently Issued and Adopted Accounting Standards

Recently Issued Accounting Standards

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, “Leases,” ASC 842, that replaces existing lease guidance and requires lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet. Companies will continue to classify leases as either finance or operating, with classification affecting the pattern of expense recognition in the statements of income. Companies may adopt ASC 842 using a modified retrospective approach or transition relief provided by ASU 2018-11, “Leases (Topic 842): Targeted Improvements,” that removes certain comparative period requirements and requires a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company adopted the standard on January 1, 2019 using the transition relief provided by ASU 2018-11.

During 2018, the Company completed its evaluation of ASC 842, including the impact on its policies, processes, systems and controls. As a result, the Company identified changes to and modified certain of its accounting policies and practices, including the implementation of new lease accounting software. Although there were no significant changes to the Company’s accounting systems or controls upon adoption of ASC 842, the Company modified certain of its existing controls and added new controls to incorporate the revisions made to its accounting policies and practices.

The Company elected the transition practical expedients permitted under ASC 842-10-65-1 under which it was not required to reassess (i) whether expired or existing contracts were or contained leases as defined by ASC 842, (ii) the classification of such leases, and (iii) whether previously capitalized initial direct costs qualified for capitalization under ASC 842. The Company also elected the practical expedient to use hindsight in determining the lease term. Additionally, the Company made the accounting policy election to account for lease and nonlease components as a single lease component for its identified asset classes.

The cumulative effect of the changes made to the consolidated January 1, 2019 balance sheet for the adoption of ASC 842 established operating lease liabilities of approximately $324.5 million and corresponding right-of-use assets of approximately $269.9 million, based upon the operating lease liabilities adjusted for deferred rent and lease incentives, which resulted in the reclassification of approximately $54.6 million in liabilities to the right-of-use asset. There was no cumulative-effect adjustment to retained earnings as a result of the adoption of ASC 842.

Additionally, the cumulative effect of the changes made to the consolidated January 1, 2019 balance sheet for the adoption of ASC 842 for the Epsilon segment, presented as a discontinued operation for the periods presented, established operating lease liabilities of approximately $208.7 million and corresponding right-of-use assets of approximately $181.1 million, based upon the operating lease liabilities adjusted for prepaid and deferred rent, unamortized initial direct costs, and lease incentives, which resulted in the reclassification of approximately $30.5 million in liabilities and $2.9 million in assets to the right-of-use asset. As part of the adoption of ASC 842, capital leases were recognized as finance leases at their existing carrying amounts effective January 1, 2019, and the accounting remained substantially unchanged, with capital lease assets totaling $13.0 million and capital lease liabilities totaling $12.6 million.The Company’s adoption of ASC 842 had no significant impact to our consolidated statements of income or consolidated statements of cash flows. Based on the evaluation of ASC 842, the Company does not expect it to have a material impact on its results of operations or cash flows in the periods after adoption.

ASC 842 also requires expanded qualitative and quantitative disclosure regarding the Company’s leasing activities. These disclosures will be reflected beginning in the Company’s Quarterly Report on Form 10-Q for the quarter ending March 31, 2019.

In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments.” ASU 2016-13 requires entities to utilize a financial instrument impairment model to establish an allowance based on expected losses over the life of the exposure rather than a model based on an incurred loss approach. ASU 2016-13 also expands the disclosure requirements regarding an entity’s assumptions, models, and methods for estimating the allowance. In addition, ASU 2016-13 modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2016-13 is effective for interim and annual reporting periods beginning after December 15, 2019, with early adoption permitted beginning after December 15, 2018. The Company has formed a cross-functional implementation team and is in the process of determining key accounting interpretations, data requirements and necessary changes to its credit loss estimation methods, processes and systems as well as evaluating the impact that adoption of ASU 2016-13 will have on its consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, “Targeted Improvements to Accounting for Hedging Activities.” ASU 2017-12 expands and refines the hedge accounting model for both financial and non-financial risk components, aligns the recognition and presentation of the effects of hedging instruments and hedged items in the financial statements, and makes certain targeted improvements to simplify the application of hedge accounting guidance related to the assessment of hedge effectiveness. ASU 2017-12 is effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. The Company does not expect the adoption of ASU 2017-12 to have a material impact on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.” ASU 2018-02 allows for reclassification of stranded tax effects on items resulting from the change in the corporate tax rate as a result of H.R. 1, originally known as the Tax Cuts and Jobs Act of 2017, from accumulated other comprehensive income to retained earnings. Tax effects unrelated to H.R. 1 are permitted to be released from accumulated other comprehensive income using either the specific identification approach or the portfolio approach, based on the nature of the underlying item. ASU 2018-02 is effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. The Company does not intend to reclassify the stranded tax effects to retained earnings pursuant to ASU 2018-02 as these amounts do not have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurement.” ASU 2018-13 modifies the disclosure requirements on fair value measurements from Accounting Standards Codification (“ASC”) 820, “Fair Value Measurement.” ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is evaluating the impact that adoption of ASU 2018-13 will have on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract.” ASU 2018-15 requires customers in a cloud computing arrangement that is a service contract to follow the internal-use software guidance in ASC 350-40, “Intangibles—Goodwill and Other—Internal-Use Software,” to determine which implementation costs may be capitalized. ASU 2018-15 is effective for interim and annual reporting periods beginning after December 15, 2019, with early adoption permitted. The amendments in ASU 2018-15 can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is evaluating the impact that adoption of ASU 2018-15 will have on its consolidated financial statements.

Recently Adopted Accounting Standards

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers,” Accounting Standards Codification (“ASC”) 606, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. Companies may adopt ASC 606 using a full retrospective or modified retrospective method.

During 2017, the Company completed its evaluation of ASC 606, including the impact on its processes and controls, and differences in the timing and/or method of revenue recognition. As a result, the Company identified changes to and modified certain of its accounting policies and practices. Although there were no significant changes to the Company’s accounting systems or controls upon adoption of ASC 606, the Company modified certain of its existing controls to incorporate the revisions made to its accounting policies and practices.

The Company adopted the standard on January 1, 2018 using the modified retrospective method. The Company’s adoption of this standard did not have a material impact on its consolidated results of operations or cash flows. ASC 606 does not apply to financial instruments and other contractual rights or obligations (for example, interest income and late fees from credit card and loan receivables), and therefore, the Company’s finance charges, net were not affected by the adoption of the standard.

Most revenue streams are recorded consistently under both ASC 605, “Revenue Recognition” and the new standard; however, ASC 606 impacted the presentation of revenue within the Company’s coalition loyalty program. Upon the adoption of ASC 606, for the fulfillment of certain rewards where the AIR MILES Reward Program does not control the goods or services before they are transferred to the collector, revenue is recorded on a net basis. This impact reduced both redemption revenue and cost of operations by $283.4 million for the year ended December 31, 2018.

ASC 606 also requires expanded disclosure regarding the nature, timing, and uncertainty of revenue transactions. See Note 3, “Revenue,” for the Company’s ASC 606 disclosures.

With respect to the Epsilon segment, presented as a discontinued operation for the periods presented, upon the adoption of ASC 606, revenue associated with a database build was changed from recognizing revenue over the expected contract term upon client acceptance to over the build period in which the database is completed, because Epsilon’s performance does not create an asset with an alternative use and Epsilon has an enforceable right to payment for performance completed to date. The cumulative effect of the changes made to the consolidated January 1, 2018 balance sheet for the adoption of ASC 606 for the Epsilon segment resulted in a cumulative effect adjustment to retained earnings of $9.6 million, due to an increase in unbilled accounts receivable and accrued expenses, and a reduction in deferred costs and deferred revenue.

In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities.” ASU 2016-01 requires that equity investments be measured at fair value with changes in fair value recognized in net income. For equity investments without readily determinable fair values, entities have the option to either measure these investments at fair value or at cost adjusted for changes in observable prices minus impairment. Additionally, ASU 2016-01 requires entities that elect the fair value option for financial liabilities to recognize changes in fair value related to instrument-specific credit risk in other comprehensive income. Finally, entities must assess valuation allowances for deferred tax assets related to available-for-sale debt securities in combination with their other deferred tax assets. The Company adopted this standard on January 1, 2018, resulting in a cumulative-effect adjustment of $1.5 million, net of tax, that was reclassified from accumulated other comprehensive loss to retained earnings on the consolidated January 1, 2018 balance sheet.

In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments.” ASU 2016-15 makes eight targeted changes to how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company’s adoption of this standard on January 1, 2018 did not have a material impact on its consolidated statements of cash flows.

In November 2016, the FASB issued ASU 2016-18, “Restricted Cash.” ASU 2016-18 requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The Company adopted this standard on January 1, 2018. The effect of the adoption of the standard was to include restricted cash and restricted cash equivalents in the beginning-of-period and end-of-period cash and cash equivalents totals. See Note 1, “Description of Business and Basis of Presentation,” for a reconciliation of cash and cash equivalents to the total of the amounts reported in the consolidated statements of cash flows.